ASSET AND BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ASSET AND BUSINESS ACQUISITIONS
ASSET AND BUSINESS ACQUISITIONS
NOTE 4 - ASSET AND BUSINESS ACQUISITIONS

On February 1, 2010, the Company entered into a purchase agreement with VHGI Holdings, Inc., formerly VirtualHealth Technologies, Inc., a Delaware corporation ("VHGI"),and VPS Holdings, LLC, a Kentucky limited liability company and subsidiary of VHGI ("VPS").   The total purchase price of $500,000, which consisted of $100,000 in cash and a promissory note in the principal amount of $400,000 (the "WMT Note"), was paid for certain assets and liabilities.  Amounts recorded by the Company as a result of this transaction were the following:

a)
An asset was recorded for the $1,500,000 Senior Secured Convertible Promissory Note Receivable issued by Private Access, Inc. (the "Private Access Note").  This receivable was reflected in the December 31, 2010 balance sheet as a long term asset and was combined with the applicable accrued interest.

b)
A liability was recorded for the note payable obligation of $1,000,000, which included accrued interest, incurred by VHGI in conjunction with the Private Access Note transaction.  Subsequent to the purchase date, the Company negotiated payment of a portion of this debt with stock and the remaining balance owed as of December 31, 2010 was $178,443.  This balance combined with $100,000 in separate debt to this lender was reported as related party debt on the balance sheet (see Note 8 "Notes Payable - Related Parties" for additional information regarding this debt).

No value was assigned to the other assets included in the transaction, which were fully amortized intangibles, and no value was included in the purchase price paid.  These intangibles include intellectual property related to the "Veriscrip" prescription drug monitoring technology and the System Tray Notifier license owned by eHealth.  WMT also purchased VHGI's 100% membership interest in eHealth.

Scott A. Haire also serves as the Chief Executive Officer, Chief Financial Officer, and a director of VHGI.  Based on shares outstanding as of the Annual Report on Form 10-K filed by VHGI for the year ended December 31, 2011, Mr. Haire beneficially owns, individually and through H.E.B., LLC, a Nevada limited liability company ("HEB") of which Mr. Haire is the managing member, 25% of the outstanding common stock of VHGI.